Lease Abandonment Liability (Tables)	3 Months Ended
Mar. 30, 2018
Vencore Holding Corp. and KGS Holding Corp.
Restructuring Cost and Reserve [Line Items]
Schedule of Lease Abandonment Liability
Changes in the lease abandonment liability are as follows (in thousands):

Accrual balance at December 31, 2015	$18,928
Non‑cash activities	(1,598)
Lease payments in liability	(7,002)
Accrual balance at December 31, 2016	10,328
Non‑cash activities	(834)
Lease payments in liability	(4,344)
Accrual balance as of December 31, 2017	5,150
Non‑cash activities	(69)
Lease payments in liability	(548)
Accrual balance as of March 30, 2018 (unaudited)	$4,533